STOCK OPTIONS AND WARRANTS (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	118.00%	100.00%
Dividend yield	0.00%	0.00%
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term	7 years	7 years
Risk-free interest rates	2.30%	1.34%
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term	1 month 6 days	5 years
Risk-free interest rates	0.13%	0.63%